RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue from related party	$ 4,500	$ (12,014)	$ 1,002
Trade receivables from related party current	420	1,146
Revenue to be recognized in the future non current related party	3,864	3,473
Trade Accounts Receivable [Member]
Related Party Transaction [Line Items]
Trade receivables from related party current	$ 420	$ 1,146